UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2004

Waddell & Reed Advisors International Growth Fund, Inc.

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors International Growth Fund
March 31, 2006
COMMON STOCKS	Shares	Value

Australia - 1.07%
Westpac Banking Corporation	500,000	$8,526,388

Austria - 1.52%
Erste Bank der oesterreichischen Sparkassen AG	70,000	4,127,827
OMV Aktiengesellschaft	60,000	4,013,670
Raiffeisen International Bank-Holding AG*	47,000	4,009,792
		12,151,289
Belgium - 0.67%
KBC Group NV	50,000	5,368,526

Brazil - 1.22%
Companhia Vale do Rio Doce, ADR	112,000	5,435,360
Petroleo Brasileiro S.A. - Petrobras, ADR	50,000	4,333,500
		9,768,860
Canada - 2.43%
EnCana Corporation	285,000	13,300,081
Shoppers Drug Mart Corporation	160,000	6,089,823
		19,389,904
China - 0.82%
China Mobile (Hong Kong) Limited	1,250,000	6,564,830

France - 8.57%
AXA	110,000	3,860,491
EDF SA*	180,000	10,208,682
Pernod Ricard	40,000	7,663,782
Pinault-Printemps-Redoute SA	35,000	4,226,654
SUEZ	100,000	3,940,958
Sanofi-Aventis	130,000	12,366,999
VINCI	175,000	17,252,296
VINCI, Rights*	175,000	375,373
Vivendi Universal	250,000	8,586,005
		68,481,240
Germany - 10.04%
Allianz Aktiengesellschaft, Registered Shares	50,000	8,358,176
BASF Aktiengesellschaft	100,000	7,838,290
Bayerische Motoren Werke Aktiengesellschaft	130,000	7,168,133
Commerzbank Aktiengesellschaft	100,000	3,979,738
Continental Aktiengesellschaft	60,000	6,620,374
E.ON AG	90,000	9,908,747
Fresenius AG	22,300	4,006,368
Hypo Real Estate Holding AG	30,700	2,109,467
RWE Aktiengesellschaft	60,000	5,227,950
SAP Aktiengesellschaft	40,000	8,691,437
Siemens AG	175,000	16,314,925
		80,223,605
Greece - 0.57%
Bank of Cyprus Limited	545,000	4,570,397

Ireland - 3.29%
Anglo Irish Bank Corporation plc (Ireland)	800,000	13,185,002
CRH public limited company	250,000	8,749,606
Irish Life & Permanent plc	180,000	4,319,058
		26,253,666
Italy - 4.78%
AUTOGRILL S.p.A.	250,000	3,708,282
Banca Fideuram S.p.A.	650,000	3,735,700
Eni S.p.A.	150,000	4,268,160
Saipem S.p.A.	270,000	6,246,274
UniCredito Italiano S.p.A.	2,800,000	20,240,432
		38,198,848
Japan - 26.63%
Advantest Corporation	50,000	5,960,068
Astellas Pharma Inc.	100,000	3,797,791
Canon Inc.	175,000	11,582,413
Central Japan Railway Company	700	6,898,896
CREDIT SAISON CO., LTD.	220,000	12,168,224
DENSO CORPORATION	126,900	5,013,466
Dentsu Inc.	2,000	7,255,735
Honda Motor Co., Ltd.	132,000	8,175,701
Hoya Corporation	200,000	8,071,368
Japan Tobacco Inc.	2,250	7,914,189
KDDI CORPORATION	1,200	6,412,914
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	1,100	16,822,430
Mitsubishi Corporation	180,000	4,098,556
Mitsubishi Estate Co., Ltd.	600,000	14,222,600
Mitsui & Co., Ltd.	298,000	4,309,227
Mizuho Financial Group, Inc.	1,620	13,254,545
ORIX Corporation	45,000	14,012,319
SMC Corporation	60,000	9,349,193
Sega Sammy Holdings Inc.	340,000	13,807,986
Sumitomo Mitsui Financial Group, Inc. (A)	300	3,313,509
Taisei Corporation	1,000,000	4,791,844
Toyota Motor Corporation	300,000	16,389,125
Ushio Inc.	250,000	5,957,944
YAMADA-DENKI Co., Ltd.	80,000	9,223,449
		212,803,492
Luxembourg - 0.79%
Tenaris S.A., ADR	35,000	6,323,450

Mexico - 0.49%
Cemex, S.A. de C.V., ADR	60,000	3,916,800

Netherlands - 0.77%
ASML Holding N.V., Ordinary Shares*	300,000	6,125,936

Norway - 0.83%
Statoil ASA	230,000	6,632,996

Russia - 1.92%
OAO LUKOIL, ADR	150,000	12,450,000
OAO NOVATEK, GDR (A)*	75,000	2,887,500
		15,337,500
South Korea - 1.54%
Kookmin Bank	60,000	5,181,144
Samsung Electronics Co., Ltd.	11,000	7,132,565
		12,313,709
Spain - 2.11%
Enagas, S.A.	400,000	7,925,544
Grupo Ferrovial, S.A.	110,000	8,891,393
		16,816,937
Sweden - 0.48%
Telefonaktiebolaget LM Ericsson, B Shares	1,000,000	3,800,475

Switzerland - 13.94%
Compagnie Financiere Richemont SA	100,000	4,794,232
Credit Suisse Group, Registered Shares	175,000	9,819,545
Holcim Ltd, Registered Shares	110,000	8,758,486
Julius Baer Holding Ltd., Bearer Shares	50,000	4,521,919
Nestle S.A., Registered Shares	47,000	13,952,365
Novartis AG, Registered Shares	400,000	22,245,235
Roche Holdings AG, Genussschein	75,000	11,166,724
Swiss Life Holding Zurich*	40,000	8,376,481
Swiss Reinsurance Company, Registered Shares	100,000	6,988,072
UBS AG	110,000	12,082,998
Zurich Financial Services, Registered Shares*	37,000	8,691,942
		111,397,999
United Kingdom - 12.02%
BAE SYSTEMS plc	700,000	5,117,101
BHP Billiton Plc	1,000,000	18,268,847
British American Tobacco p.l.c.	250,000	6,054,867
Diageo plc	250,000	3,937,401
GlaxoSmithKline plc	500,000	13,073,996
IG Group Holdings plc (A)	940,000	3,576,628
Old Mutual plc	1,160,000	4,055,979
Reckitt Benckiser plc	250,000	8,799,972
Rio Tinto plc	90,000	4,569,036
Royal Bank of Scotland Group plc (The)	400,000	13,016,662
tesco plc	1,400,000	8,026,826
Vodafone Group Plc	3,600,000	7,536,876
		96,034,191
United States - 1.36%
Schlumberger Limited	35,000	4,429,950
Transocean Inc.*	80,000	6,424,000
		10,853,950

TOTAL COMMON STOCKS - 97.86%		$781,854,988

(Cost: $565,089,192)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Aluminum - 0.76%
Alcan Aluminum Corp.,
4.9%, 4-3-06
	$6,099	6,097,340

Banks - 0.62%
Lloyds TSB Bank PLC,
4.78%, 4-5-06
	5,000	4,997,344

Finance Companies - 0.27%
River Fuel Funding Company #3, Inc. (Bank of New York Company, Inc. (The)),
4.58%, 4-3-06
	2,155	2,154,452

Total Commercial Paper - 1.65%		13,249,136

Commercial Paper (backed by irrevocable bank letter of credit) - 0.49%
Food and Related
COFCO Capital Corp. (Rabobank Nederland):
4.62%, 4-6-06	2,500	2,498,396
4.71%, 4-18-06	1,385	1,381,919
		3,880,315

TOTAL SHORT-TERM SECURITIES - 2.14%		$17,129,451

(Cost: $17,129,451)

TOTAL INVESTMENT SECURITIES - 100.00%		$798,984,439

(Cost: $582,218,643)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; GDR - Global Depositary Receipts.
*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the total value of these securities amounted to $9,777,637 or 1.22% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors International Growth Fund, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: May 30, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: May 30, 2006